Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000126665
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	(2.43%)	2.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
Bloomberg U.S. Long Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%	(2.42%)	2.27%